Condensed Balance Sheets	Dec. 31, 2014 USD ($)
Current Assets:
Cash and cash equivalents	$ 425,358
Accounts receivable - Crude oil and natural gas	1,004
Accounts receivable - Joint interest billing	43,873
Deferred offering costs	109,965
Prepaid expenses and other assets	26,413
Total current assets	606,613
Crude Oil and Natural Gas Properties-using successful efforts method
Proven crude oil and natural gas properties	718,861
Wells in progress	23,352
Less: Accumulated depletion and depreciation	(714,160)
Crude oil and natural gas properties, net	28,053
Property, plant and equipment, net	2,791
Other assets	3,851
Total Assets	641,308
Current Liabilities:
Accounts payable and accrued liabilities	86,826
Accounts payable - working interest owners	26,458
Drilling advances.	221,834
Total current liabilities	335,118
Asset retirement obligation	31,715
Total Liabilities	366,833
Shareholders' Equity:
Preferred stock-$.01 par value: 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock-$.001 par value: 100,000,000 shares authorized; 21,828,191 shares and 21,633,191 shares issued and outstanding, respectively	17,008
Additional paid in capital	4,103,862
Accumulated deficit	(3,846,395)
Total Shareholders' Equity	274,475
Total Liabilities and Shareholders' Equity	$ 641,308